Fair Value Measurements (Significant Unobservable Inputs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.00%
Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	16.00%
Level 3
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	2,600	2,674
Assets Fair Value Disclosure Nonrecurring	844	1,237
Individually Insignificant Recurring Fair Value Measurements	261	274
Individually Insignificant NonRecurring Fair Value Measurements	108	570
Level 3 | Recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	12,390	11,510	10,977
Level 3 | Recurring | US Corporate | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	980	898
Level 3 | Recurring | US Corporate | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.50%	1.50%
Level 3 | Recurring | US Corporate | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.80%	13.30%
Level 3 | Recurring | US Corporate | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.60%	6.50%
Level 3 | Recurring | State And Municipal Debt | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	481
Level 3 | Recurring | State And Municipal Debt | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.90%
Level 3 | Recurring | State And Municipal Debt | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.90%
Level 3 | Recurring | State And Municipal Debt | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.80%
Level 3 | Recurring | Asset-backed | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	7,554	6,854
Level 3 | Recurring | Asset-backed | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.20%	1.20%
Level 3 | Recurring | Asset-backed | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	12.40%	10.50%
Level 3 | Recurring | Asset-backed | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.00%	3.70%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	388	438
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	0.40%	1.40%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.00%	46.00%
Level 3 | Recurring | Corporate - non-U.S. | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.70%	16.90%
Level 3 | Recurring | Other financial assets | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate	6.50%	6.30%
WACC		9.30%
Level 3 | Recurring | Other financial assets | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate	7.80%	7.50%
WACC		9.30%
Level 3 | Recurring | Other financial assets | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Capitalization Rate	7.70%	7.20%
WACC		9.30%
Level 3 | Recurring | Other financial assets | Market comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	5.4	5.4
Level 3 | Recurring | Other financial assets | Market comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	9.1	12.5
Level 3 | Recurring | Other financial assets | Market comparables | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	7.7	9.5
Level 3 | Recurring | Other financial assets | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	117	367
Level 3 | Nonrecurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	2,043	2,067
Level 3 | Nonrecurring | Financing receivables and loans held for sale
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	808	1,062
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		6.60%
Capitalization Rate		7.80%
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		6.60%
Capitalization Rate		7.80%
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		6.60%
Capitalization Rate		7.80%
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Business Enterprise Value | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	4.3	4.3
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Business Enterprise Value | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	6.5	5.5
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Business Enterprise Value | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple	6.2	4.8
Level 3 | Nonrecurring | Financing receivables and loans held for sale | Income Approach, Business Enterprise value
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	82	163
Level 3 | Nonrecurring | Cost and equity method investments
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	399	640
Level 3 | Nonrecurring | Cost and equity method investments | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	8.00%	5.70%
EBITDA Multiple	0.018
WACC		9.30%
Level 3 | Nonrecurring | Cost and equity method investments | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.00%	5.90%
EBITDA Multiple	0.105
WACC		9.60%
Level 3 | Nonrecurring | Cost and equity method investments | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.40%	5.80%
EBITDA Multiple	0.07
WACC		9.40%
Level 3 | Nonrecurring | Cost and equity method investments | Market comparables | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		7.1
Revenue multiple		2.2
Level 3 | Nonrecurring | Cost and equity method investments | Market comparables | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		14.5
Revenue multiple		12.6
Level 3 | Nonrecurring | Cost and equity method investments | Market comparables | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		11.3
Revenue multiple		9.4
Level 3 | Nonrecurring | Cost and equity method investments | Income Approach, Market Comparables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		72
Level 3 | Nonrecurring | Cost and equity method investments | Income Approach, Business Enterprise Value, Market Comparable
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	343
Level 3 | Nonrecurring | Long Lived Assets, Including Real Estate
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Assets Fair Value Disclosure Nonrecurring	836	365
Level 3 | Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	666	25
Level 3 | Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.00%	4.00%
Level 3 | Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach | Upper Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	19.00%	23.00%
Level 3 | Nonrecurring | Long Lived Assets, Including Real Estate | Income Approach | Weighted Average
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.80%	9.00%